FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT F

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Invesco V.I. Government Securities Fund Sub-Account	Invesco V.I. Main Street Mid Cap Fund® Sub-Account

Assets:
Investments, at fair value

Class None	$—	$—

Class 2	—	—

Class B	—	—

Class I

Class I-2	—	—

Class S	—	—

Class S1	405,312	—

Class S2	—	12,782

Class SRV	—	—

Class SRV2	—	—

Class STD2	—	—

Total investments	405,312	12,782
Due from Sponsor Company	—	—
Receivable for fund shares sold	19	1
Other assets	—	—

Total assets	405,331	12,783

Liabilities:
Due to Sponsor Company	19	1
Payable for fund shares purchased	—	—
Other liabilities	—	—

Total liabilities	19	1

Net assets:
For contract liabilities	$405,312	$12,782

Contract Liabilities:

Class None	$—	$—

Class 2	—	—

Class B	—	—

Class I	—	—

Class I-2	—	—

Class S	—	—

Class S1	405,312	—

Class S2	—	12,782

Class SRV	—	—

Class SRV2	—	—

Class STD2	—	—

Total contract liabilities	$405,312	$12,782

Shares:

Class None	—	—

Class 2	—	—

Class B	—	—

Class I	—	—

Class I-2	—	—

Class S	—	—

Class S1	38,057	—

Class S2	—	1,217

Class SRV	—	—

Class SRV2	—	—

Class STD2	—	—

Total shares	38,057	1,217

Cost	$436,644	$12,652

Deferred contracts in the accumulation period:
Units owned by participants #	28,159	416
Minimum unit fair value #*	$13.564757	$30.731988
Maximum unit fair value #*	$14.450042	$30.731988
Contract liability	$405,002	$12,782

Contracts in payout (annuitization) period:
Units owned by participants #	21	—
Minimum unit fair value #*	$14.450042	$—
Maximum unit fair value #*	$14.450042	$—
Contract liability	$310	$—

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

B-2

Alger Capital Appreciation Portfolio Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Rising Dividends VIP Fund Sub-Account	Templeton Growth VIP Fund Sub-Account	Janus Henderson VIT Global Research Portfolio Sub-Account

$—	$—	$—	$—	$—	$—	$—

—	—	—	—	248,350	234,565	—

—	—	—	—	—	—	—

1,195,463	—	—	—	—	—	—

114,701	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	802,481

—	431,029	6,374,466	1,782,330	—	—	—

—	—	—	—	—	—	—

1,310,164	431,029	6,374,466	1,782,330	248,350	234,565	802,481
—	—	—	26,122	—	—	—
61	20	445	—	11	11	37
—	—	2	—	—	—	—

1,310,225	431,049	6,374,913	1,808,452	248,361	234,576	802,518

61	20	445	—	11	11	37
—	—	—	26,122	—	—	—
1	—	—	—	—	—	—

62	20	445	26,122	11	11	37

$1,310,163	$431,029	$6,374,468	$1,782,330	$248,350	$234,565	$802,481

$—	$—	$—	$—	$—	$—	$—

—	—	—	—	248,350	234,565	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

1,195,463	—	—	—	—	—	—

114,700	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	802,481

—	431,029	6,374,468	1,782,330	—	—	—

—	—	—	—	—	—	—

$1,310,163	$431,029	$6,374,468	$1,782,330	$248,350	$234,565	$802,481

—	—	—	—	—	—	—

—	—	—	—	8,857	16,577	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

9,278	—	—	—	—	—	—

1,033	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	10,501

—	39,292	6,374,466	70,033	—	—	—

—	—	—	—	—	—	—

10,311	39,292	6,374,466	70,033	8,857	16,577	10,501

$816,697	$483,820	$6,374,465	$1,437,316	$231,194	$190,908	$554,496

16,844	31,509	608,455	44,958	5,696	7,560	35,172
$70.576165	$13.679739	$9.505067	$34.291896	$43.599279	$21.480553	$21.447886
$120.141778	$13.679739	$10.027957	$38.913287	$43.599279	$24.184982	$22.847674
$1,309,243	$431,029	$6,061,938	$1,721,222	$248,350	$178,110	$802,481

12	—	31,166	1,570	—	2,334	—
$75.181685	$—	$10.027957	$38.913287	$—	$24.184982	$—
$75.181685	$—	$10.027957	$38.913287	$—	$24.184982	$—
$920.00	$—	$312,530.00	$61,108.00	$—	$56,455.00	$—

B-3

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Invesco V.I. American Franchise Fund Sub-Account	MFS® Core Equity Portfolio Sub-Account

Assets:
Investments, at fair value

Class None	$—	$—

Class 2	—	—

Class B	—	—

Class I

Class I-2	—	—

Class S	—	—

Class S1	489,415	—

Class S2	51,041	—

Class SRV	—	272,054

Class SRV2	—	—

Class STD2	—	—

Total investments	540,456	272,054
Due from Sponsor Company	—	—
Receivable for fund shares sold	23,242	13
Other assets	—	—

Total assets	563,698	272,067

Liabilities:
Due to Sponsor Company	23,242	13
Payable for fund shares purchased	—	—
Other liabilities	—	—

Total liabilities	23,242	13

Net assets:
For contract liabilities	$540,456	$272,054

Contract Liabilities:

Class None	$—	$—

Class 2	—	—

Class B	—	—

Class I	—	—

Class I-2	—	—

Class S	—	—

Class S1	489,415	—

Class S2	51,041	—

Class SRV	—	272,054

Class SRV2	—	—

Class STD2	—	—

Total contract liabilities	$540,456	$272,054

Shares:

Class None	—	—

Class 2	—	—

Class B	—	—

Class I	—	—

Class I-2	—	—

Class S	—	—

Class S1	6,043	—

Class S2	709	—

Class SRV	—	8,739

Class SRV2	—	—

Class STD2	—	—

Total shares	6,752	8,739

Cost	$435,381	$249,362

Deferred contracts in the accumulation period:
Units owned by participants #	22,807	8,455
Minimum unit fair value #*	$21.608443	$30.384624
Maximum unit fair value #*	$46.575015	$32.367474
Contract liability	$540,456	$272,054

Contracts in payout (annuitization) period:
Units owned by participants #	—	—
Minimum unit fair value #*	$—	$—
Maximum unit fair value #*	$—	$—
Contract liability	$—	$—

#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(1)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.
(2)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Invesco V.I. Core Equity Fund was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(4)	MFS® Investors Trust Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-4

AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Guardian All Cap Core VIP Fund Sub-Account (1)	Guardian Balanced Allocation VIP Fund Sub-Account	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (2)(3)(4)	Guardian Integrated Research VIP Fund Sub-Account

$—	$20,223	$1,855,163	$1,638,541	$1,547,010	$5,548,231	$2,052,316

—	—	—	—	—	—	—

64,537	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

64,537	20,223	1,855,163	1,638,541	1,547,010	5,548,231	2,052,316
—	—	—	—	—	—	—
3	1	106	76	113	749	114
—	—	—	—	—	—	—

64,540	20,224	1,855,269	1,638,617	1,547,123	5,548,980	2,052,430

3	1	106	76	113	749	114
—	—	—	—	—	—	—
—	—	—	—	—	—	—

3	1	106	76	113	749	114

$64,537	$20,223	$1,855,163	$1,638,541	$1,547,010	$5,548,231	$2,052,316

$—	$20,223	$1,855,163	$1,638,541	$1,547,010	$5,548,231	$2,052,316

—	—	—	—	—	—	—

64,537	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

$64,537	$20,223	$1,855,163	$1,638,541	$1,547,010	$5,548,231	$2,052,316

—	1,597	132,323	114,343	141,022	398,580	66,375

—	—	—	—	—	—	—

2,133	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

2,133	1,597	132,323	114,343	141,022	398,580	66,375

$69,431	$22,819	$1,284,037	$1,182,740	$1,412,241	$4,533,353	$1,239,678

2,566	1,043	129,309	121,644	140,748	406,042	136,426
$24.726802	$19.391233	$12.937525	$13.232462	$10.223527	$12.853811	$13.884551
$26.237285	$19.391233	$13.074395	$13.478958	$10.318327	$13.093250	$14.031500
$64,537	$20,223	$1,688,196	$1,637,866	$1,450,917	$5,311,219	$1,913,489

—	—	12,771	50	9,313	18,102	9,894
$—	$—	$13.074395	$13.478958	$10.318327	$13.093250	$14.031500
$—	$—	$13.074395	$13.478958	$10.318327	$13.093250	$14.031500
$—	$—	$166,967	$675	$96,093	$237,012	$138,827

B-5

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account

Assets:
Investments, at fair value

Class None	$1,631,633	$43,630

Class 2	—	—

Class B	—	—

Class I

Class I-2	—	—

Class S	—	—

Class S1	—	—

Class S2	—	—

Class SRV	—	—

Class SRV2	—	—

Class STD2	—	—

Total investments	1,631,633	43,630
Due from Sponsor Company	—	—
Receivable for fund shares sold	2,910	2
Other assets	—	—

Total assets	1,634,543	43,632

Liabilities:
Due to Sponsor Company	2,910	2
Payable for fund shares purchased	—	—
Other liabilities	—	—

Total liabilities	2,910	2

Net assets:
For contract liabilities	$1,631,633	$43,630

Contract Liabilities:

Class None	$1,631,633	$43,630

Class 2	—	—

Class B	—	—

Class I	—	—

Class I-2	—	—

Class S	—	—

Class S1	—	—

Class S2	—	—

Class SRV	—	—

Class SRV2	—	—

Class STD2	—	—

Total contract liabilities	$1,631,633	$43,630

Shares:

Class None	38,839	1,931

Class 2	—	—

Class B	—	—

Class I	—	—

Class I-2	—	—

Class S	—	—

Class S1	—	—

Class S2	—	—

Class SRV	—	—

Class SRV2	—	—

Class STD2	—	—

Total shares	38,839	1,931

Cost	$938,797	$31,803

Deferred contracts in the accumulation period:
Units owned by participants #	97,486	3,639
Minimum unit fair value #*	$13.813697	$11.991053
Maximum unit fair value #*	$14.107606	$11.991053
Contract liability	$1,372,190	$43,630

Contracts in payout (annuitization) period:
Units owned by participants #	18,390	—
Minimum unit fair value #*	$14.107606	$—
Maximum unit fair value #*	$14.107606	$—
Contract liability	$259,443	$—
#	Rounded units/unit fair values
*	For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.
(5)	Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.
(6)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.

The accompanying notes are an integral part of these financial statements.

B-6

Guardian Small Cap Value Diversified VIP Fund Sub-Account (5)	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/Credit VIP Fund Sub-Account (6)	LVIP American Century Capital Appreciation Fund Sub-Account

$521,473	$400,349	$855,645	$1,816,329	$15,200	$663,426	$120,196	$—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	540,785

521,473	400,349	855,645	1,816,329	15,200	663,426	120,196	540,785
—	—	—	—	—	—	—	—
24	18	39	276	1	31	11	25
—	—	—	—	—	—	—	—

521,497	400,367	855,684	1,816,605	15,201	663,457	120,207	540,810

24	18	39	276	1	31	11	25
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

24	18	39	276	1	31	11	25

$521,473	$400,349	$855,645	$1,816,329	$15,200	$663,426	$120,196	$540,785

$521,473	$400,349	$855,645	$1,816,329	$15,200	$663,426	$120,196	$—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	540,785

$521,473	$400,349	$855,645	$1,816,329	$15,200	$663,426	$120,196	$540,785

36,595	35,682	57,349	145,539	1,457	64,598	11,297	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	35,672

36,595	35,682	57,349	145,539	1,457	64,598	11,297	35,672

$440,748	$358,606	$594,728	$1,372,443	$14,537	$624,020	$115,985	$524,190

47,994	37,955	43,493	145,604	1,563	73,421	12,512	7,501
$10.680500	$10.456565	$13.623971	$11.395774	$9.726356	$8.855173	$9.504677	$36.232145
$10.879529	$10.553521	$13.913789	$11.638215	$9.726356	$9.043571	$9.605272	$38.596849
$521,473	$400,349	$604,895	$1,690,296	$15,200	$663,249	$119,873	$285,844

—	—	18,022	10,829	—	20	34	6,605
$—	$—	$13.913789	$11.638215	$—	$9.043571	$9.605272	$38.596849
$—	$—	$13.913789	$11.638215	$—	$9.043571	$9.605272	$38.596849
$—	$—	$250,750	$126,033	$—	$177	$323	$254,941

B-7

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Invesco V.I. Core Equity Fund Sub-Account (1)	Invesco V.I. Government Securities Fund Sub-Account

Investment income:
Dividends	$—	$12,778

Expenses:
Administrative charges	(2)	(823)
Mortality and expense risk charges and Administrative charges	(13)	(6,094)

Total expenses	(15)	(6,917)

Net investment income (loss)	(15)	5,861

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	235	(4,034)
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	(405)	20,534

Net gain (loss) on investments	(170)	16,500

Net increase (decrease) in net assets resulting from operations	$(185)	$22,361

(1)	Invesco V.I. Core Equity Fund was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-8

Invesco V.I. Main Street Mid Cap Fund® Sub-Account	Alger Capital Appreciation Portfolio Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Rising Dividends VIP Fund Sub-Account	Templeton Growth VIP Fund Sub-Account

$13	$—	$14,751	$113,038	$25,995	$1,920	$1,845

(25)	(2,564)	(863)	(6,185)	(3,179)	(472)	(438)
(178)	(18,774)	(6,297)	(46,647)	(24,116)	(3,445)	(3,378)

(203)	(21,338)	(7,160)	(52,832)	(27,295)	(3,917)	(3,816)

(190)	(21,338)	7,591	60,206	(1,300)	(1,997)	(1,971)

(23)	134,622	(11,211)	(1)	60,017	59	701
1,244	208,448	—	—	82,562	22,999	15,840
(176)	40,307	25,586	1	50,492	1,463	28,330

1,045	383,377	14,375	—	193,071	24,521	44,871

$855	$362,039	$21,966	$60,206	$191,771	$22,524	$42,900

B-9

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Janus Henderson VIT Global Research Portfolio Sub-Account	MFS® Investors Trust Series Sub-Account (2)

Investment income:
Dividends	$3,311	$—

Expenses:
Administrative charges	(1,576)	(271)
Mortality and expense risk charges and Administrative charges	(11,544)	(2,039)

Total expenses	(13,120)	(2,310)

Net investment income (loss)	(9,809)	(2,310)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	79,706	82,864
Net realized gain distributions	70,775	—
Change in unrealized appreciation (depreciation) during the period	(6,924)	(103,627)

Net gain (loss) on investments	143,557	(20,763)

Net increase (decrease) in net assets resulting from operations	$133,748	$(23,073)

(2)	MFS® Investors Trust Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-10

Invesco V.I. American Franchise Fund Sub-Account	MFS® Core Equity Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account (3)	Guardian All Cap Core VIP Fund Sub-Account (3)	Guardian Balanced Allocation VIP Fund Sub-Account

$—	$571	$—	$596	$24	$—	$—

(1,307)	(503)	(163)	(50)	(15)	(3,671)	(3,206)
(9,978)	(3,727)	(1,303)	(362)	(112)	(27,409)	(23,860)

(11,285)	(4,230)	(1,466)	(412)	(127)	(31,080)	(27,066)

(11,285)	(3,659)	(1,466)	184	(103)	(31,080)	(27,066)

71,084	21,136	(2,010)	504	(17,864)	54,167	75,633
67,380	25,976	11,223	833	14,248	—	—
(55,829)	(18,829)	(3,764)	(3,500)	2,755	163,304	121,848

82,635	28,283	5,449	(2,163)	(861)	217,471	197,481

$71,350	$24,624	$3,983	$(1,979)	$(964)	$186,391	$170,415

B-11

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (1)(2)(7)

Investment income:
Dividends	$—	$—

Expenses:
Administrative charges	(3,153)	(9,379)
Mortality and expense risk charges and Administrative charges	(23,402)	(69,806)

Total expenses	(26,555)	(79,185)

Net investment income (loss)	(26,555)	(79,185)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	13,768	213,978
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	87,401	552,272

Net gain (loss) on investments	101,169	766,250

Net increase (decrease) in net assets resulting from operations	$74,614	$687,065

(1)	Invesco V.I. Core Equity Fund was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(2)	MFS® Investors Trust Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(4)	Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.
(7)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-12

Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (4)	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account

$—	$—	$—	$—	$—	$—	$—

(3,961)	(3,015)	(85)	(1,011)	(845)	(1,784)	(3,734)
(29,212)	(22,645)	(617)	(7,542)	(6,203)	(13,175)	(28,290)

(33,173)	(25,660)	(702)	(8,553)	(7,048)	(14,959)	(32,024)

(33,173)	(25,660)	(702)	(8,553)	(7,048)	(14,959)	(32,024)

77,008	32,011	147	4,849	6,491	48,262	48,326
—	—	—	—	—	—	—
198,742	207,808	2,181	28,052	15,542	52,446	137,379

275,750	239,819	2,328	32,901	22,033	100,708	185,705

$242,577	$214,159	$1,626	$24,348	$14,985	$85,749	$153,681

B-13

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF OPERATIONS

For the Periods Ended December 31, 2025

	Guardian Small-Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (5)

Investment income:
Dividends	$—	$—	$—

Expenses:
Administrative charges	(34)	(1,326)	(239)
Mortality and expense risk charges and Administrative charges	(247)	(9,855)	(1,820)

Total expenses	(281)	(11,181)	(2,059)

Net investment income (loss)	(281)	(11,181)	(2,059)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	166	(6,359)	(13)
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	122	49,880	7,803

Net gain (loss) on investments	288	43,521	7,790

Net increase (decrease) in net assets resulting from operations	$7	$32,340	$5,731

(5)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.
(6)	Liquidated as of August 29, 2025.
(7)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(8)	Liquidated as of June 27, 2025.

The accompanying notes are an integral part of these financial statements.

B-14

Victory 500 Index VIP Series Sub-Account (6)	Victory High Yield VIP Series Sub-Account (6)	Victory RS International VIP Series Sub-Account (6)	Victory RS Large Cap Alpha VIP Series Sub-Account (7)	Victory RS Small Cap Growth Equity VIP Series Sub-Account (6)	Victory Sophus Emerging Markets VIP Series Sub-Account (8)	LVIP American Century Capital Appreciation Fund Sub-Account

$38,221	$76,073	$21,551	$39,149	$3,580	$6,157	$—

(4,394)	(1,205)	(1,218)	(1,656)	(947)	(420)	(1,233)
(33,661)	(8,986)	(9,240)	(12,303)	(7,124)	(3,171)	(9,230)

(38,055)	(10,191)	(10,458)	(13,959)	(8,071)	(3,591)	(10,463)

166	65,882	11,093	25,190	(4,491)	2,566	(10,463)

(244,187)	(176,920)	156,986	(337,680)	25,378	(31,083)	19,618
645,078	—	52,661	418,816	—	—	97,389
(86,477)	156,778	(55,099)	(183,294)	(56,866)	80,355	(73,206)

314,414	(20,142)	154,548	(102,158)	(31,488)	49,272	43,801

$314,580	$45,740	$165,641	$(76,968)	$(35,979)	$51,838	$33,338

B-15

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Invesco V.I. Core Equity Fund Sub-Account (1)	Invesco V.I. Government Securities Fund Sub-Account

Operations:
Net investment income (loss)	$(15)	$5,861
Net realized gain (loss) on security transactions	235	(4,034)
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	(405)	20,534

Net increase (decrease) in net assets resulting from operations	(185)	22,361

Unit transactions:
Purchases	—	12,834
Net transfers	—	7,186
Net interfund transfers due to corporate actions	(2,735)	—
Surrenders for benefit payments and fees	(70)	(22,772)
Other transactions	—	—
Death benefits	—	(21,348)
Net annuity transactions	—	(28)

Net increase (decrease) in net assets resulting from unit transactions	(2,805)	(24,128)

Net increase (decrease) in net assets	(2,990)	(1,767)

Net assets:
Beginning of period	2,990	407,079

End of period	$—	$405,312

(1)	Invesco V.I. Core Equity Fund was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-16

Invesco V.I. Main Street Mid Cap Fund® Sub-Account	Alger Capital Appreciation Portfolio Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Rising Dividends VIP Fund Sub-Account	Templeton Growth VIP Fund Sub-Account

$(190)	$(21,338)	$7,591	$60,206	$(1,300)	$(1,997)	$(1,971)
(23)	134,622	(11,211)	(1)	60,017	59	701
1,244	208,448	—	—	82,562	22,999	15,840
(176)	40,307	25,586	1	50,492	1,463	28,330

855	362,039	21,966	60,206	191,771	22,524	42,900

—	30,790	70	23,311	691	—	—
—	6,500	5,277	5,754,067	155,313	—	40,019
—	—	—	—	—	—	—
(5)	(241,198)	(37,775)	(834,220)	(207,889)	(453)	(96,599)
—	296	—	164	—	—	—
—	(58,795)	—	(23,620)	(2,527)	—	(44)
—	(5,538)	—	306,734	56,866	—	53,460

(5)	(267,945)	(32,428)	5,226,436	2,454	(453)	(3,164)

850	94,094	(10,462)	5,286,642	194,225	22,071	39,736

11,932	1,216,069	441,491	1,087,826	1,588,105	226,279	194,829

$12,782	$1,310,163	$431,029	$6,374,468	$1,782,330	$248,350	$234,565

B-17

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Janus Henderson VIT Global Research Portfolio Sub-Account	MFS® Investors Trust Series Sub-Account (2)

Operations:
Net investment income (loss)	$(9,809)	$(2,310)
Net realized gain (loss) on security transactions	79,706	82,864
Net realized gain distributions	70,775	—
Change in unrealized appreciation (depreciation) during the period	(6,924)	(103,627)

Net increase (decrease) in net assets resulting from operations	133,748	(23,073)

Unit transactions:
Purchases	45,640	—
Net transfers	33,248	—
Net interfund transfers due to corporate actions	—	(406,725)
Surrenders for benefit payments and fees	(109,554)	(12,253)
Other transactions	443	—
Death benefits	(34,959)	—
Net annuity transactions	(646)	—

Net increase (decrease) in net assets resulting from unit transactions	(65,828)	(418,978)

Net increase (decrease) in net assets	67,920	(442,051)

Net assets:
Beginning of period	734,561	442,051

End of period	$802,481	$—

(2)	MFS® Investors Trust Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(3)	Gabelli Capital Asset Fund was substituted with Guardian All Cap Core VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-18

Invesco V.I. American Franchise Fund Sub-Account	MFS® Core Equity Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account (3)	Guardian All Cap Core VIP Fund Sub-Account (3)	Guardian Balanced Allocation VIP Fund Sub-Account

$(11,285)	$(3,659)	$(1,466)	$184	$(103)	$(31,080)	$(27,066)
71,084	21,136	(2,010)	504	(17,864)	54,167	75,633
67,380	25,976	11,223	833	14,248	—	—
(55,829)	(18,829)	(3,764)	(3,500)	2,755	163,304	121,848

71,350	24,624	3,983	(1,979)	(964)	186,391	170,415

30,245	39,452	11,625	35	—	15,608	45,333
7,188	11,838	(11,563)	(5,423)	—	(5,441)	48,210
—	—	—	—	(22,711)	22,711	—
(226,434)	(43,169)	(4,202)	(2,801)	—	(324,923)	(209,528)
499	1,030	—	—	—	(11)	490
(14,100)	—	(20,595)	—	—	(7,428)	(1,059)
109	(9,811)	—	—	—	157,821	(377)

(202,493)	(660)	(24,735)	(8,189)	(22,711)	(141,663)	(116,931)

(131,143)	23,964	(20,752)	(10,168)	(23,675)	44,728	53,484

671,599	248,090	85,289	30,391	23,675	1,810,435	1,585,057

$540,456	$272,054	$64,537	$20,223	$—	$1,855,163	$1,638,541

B-19

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account (1)(2)(7)

Operations:
Net investment income (loss)	$(26,555)	$(79,185)
Net realized gain (loss) on security transactions	13,768	213,978
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	87,401	552,272

Net increase (decrease) in net assets resulting from operations	74,614	687,065

Unit transactions:
Purchases	—	84,343
Net transfers	36,989	(13,712)
Net interfund transfers due to corporate actions	—	2,896,723
Surrenders for benefit payments and fees	(177,445)	(893,906)
Other transactions	(1)	1,022
Death benefits	(21,541)	(80,319)
Net annuity transactions	(9,524)	204,618

Net increase (decrease) in net assets resulting from unit transactions	(171,522)	2,198,769

Net increase (decrease) in net assets	(96,908)	2,885,834

Net assets:
Beginning of period	1,643,918	2,662,397

End of period	$1,547,010	$5,548,231

(1)	Invesco V.I. Core Equity Fund was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(2)	MFS® Investors Trust Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(4)	Formerly Guardian Small Cap Core VIP Fund. Change effective May 1, 2025.
(7)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.

The accompanying notes are an integral part of these financial statements.

B-20

Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Small Cap Value Diversified VIP Fund Sub-Account (4)	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account

$(33,173)	$(25,660)	$(702)	$(8,553)	$(7,048)	$(14,959)	$(32,024)
77,008	32,011	147	4,849	6,491	48,262	48,326
—	—	—	—	—	—	—
198,742	207,808	2,181	28,052	15,542	52,446	137,379

242,577	214,159	1,626	24,348	14,985	85,749	153,681

12,159	3,775	—	15,116	20,954	6,468	26,792
8,841	10,400	—	861	13,048	(2,181)	10,730
—	—	—	—	—	—	—
(295,699)	(37,408)	(6)	(16,295)	(46,518)	(104,876)	(258,367)
(1)	726	—	293	1	(1)	—
(22,166)	(9,557)	—	(20,039)	(34,758)	(1,330)	(2,550)
131,545	(48,311)	—	(6,548)	—	(32,889)	(11,218)

(165,321)	(80,375)	(6)	(26,612)	(47,273)	(134,809)	(234,613)

77,256	133,784	1,620	(2,264)	(32,288)	(49,060)	(80,932)

1,975,060	1,497,849	42,010	523,737	432,637	904,705	1,897,261

$2,052,316	$1,631,633	$43,630	$521,473	$400,349	$855,645	$1,816,329

B-21

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2025

	Guardian Small-Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government/ Credit VIP Fund Sub-Account (5)

Operations:
Net investment income (loss)	$(281)	$(11,181)	$(2,059)
Net realized gain (loss) on security transactions	166	(6,359)	(13)
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	122	49,880	7,803

Net increase (decrease) in net assets resulting from operations	7	32,340	5,731

Unit transactions:
Purchases	70	25,708	70
Net transfers	—	35,038	595
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(4,106)	(74,360)	(5,982)
Other transactions	—	—	—
Death benefits	—	(41,993)	—
Net annuity transactions	—	169	(54)

Net increase (decrease) in net assets resulting from unit transactions	(4,036)	(55,438)	(5,371)

Net increase (decrease) in net assets	(4,029)	(23,098)	360

Net assets:
Beginning of period	19,229	686,524	119,836

End of period	$15,200	$663,426	$120,196

(5)	Formerly Guardian U.S. Government Securities VIP Fund. Change effective May 1, 2025.
(6)	Liquidated as of August 29, 2025.
(7)	Victory RS Large Cap Alpha VIP Series was substituted with Guardian Equity Income VIP Fund. Change effective April 25, 2025.
(8)	Liquidated as of June 27, 2025.

The accompanying notes are an integral part of these financial statements.

B-22

Victory 500 Index VIP Series Sub-Account (6)	Victory High Yield VIP Series Sub-Account (6)	Victory RS International VIP Series Sub-Account (6)	Victory RS Large Cap Alpha VIP Series Sub-Account (7)	Victory RS Small Cap Growth Equity VIP Series Sub-Account (6)	Victory Sophus Emerging Markets VIP Series Sub-Account (8)	LVIP American Century Capital Appreciation Fund Sub-Account

$166	$65,882	$11,093	$25,190	$(4,491)	$2,566	$(10,463)
(244,187)	(176,920)	156,986	(337,680)	25,378	(31,083)	19,618
645,078	—	52,661	418,816	—	—	97,389
(86,477)	156,778	(55,099)	(183,294)	(56,866)	80,355	(73,206)

314,580	45,740	165,641	(76,968)	(35,979)	51,838	33,338

11,475	19,443	1,290	14,047	17,407	7,680	23,997
(3,420,440)	(818,323)	(931,016)	16,922	(619,443)	(377,088)	—
—	—	—	(2,487,263)	—	—	—
(463,999)	(276,832)	(61,209)	(95,330)	(125,703)	(6,437)	(348,269)
—	—	(2)	(4)	269	—	282
(20,403)	(27,301)	(5,034)	(89)	(712)	—	(49,290)
(58,822)	(23,762)	(39,780)	(24,958)	(43,183)	(84,652)	259,251

(3,952,189)	(1,126,775)	(1,035,751)	(2,576,675)	(771,365)	(460,497)	(114,029)

(3,637,609)	(1,081,035)	(870,110)	(2,653,643)	(807,344)	(408,659)	(80,691)

3,637,609	1,081,035	870,110	2,653,643	807,344	408,659	621,476

$—	$—	$—	$—	$—	$—	$540,785

B-23

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Invesco V.I. Core Equity Fund Sub-Account	Invesco V.I. Government Securities Fund Sub-Account

Operations:
Net investment income (loss)	$(208)	$3,416
Net realized gain (loss) on security transactions	(198)	(9,611)
Net realized gain distributions	240	—
Change in unrealized appreciation (depreciation) during the period	736	5,654

Net increase (decrease) in net assets resulting from operations	570	(541)

Unit transactions:
Purchases	—	2,091
Net transfers	—	2,327
Surrenders for benefit payments and fees	(195)	(40,725)
Other transactions	13	3
Death benefits	—	(13,551)
Net annuity transactions	—	(702)

Net increase (decrease) in net assets resulting from unit transactions	(182)	(50,557)

Net increase (decrease) in net assets	388	(51,098)

Net assets:
Beginning of period	2,602	458,177

End of period	$2,990	$407,079

The accompanying notes are an integral part of these financial statements.

B-24

Invesco V.I. Main Street Mid Cap Fund® Sub-Account	Alger Capital Appreciation Portfolio Sub-Account	Fidelity® VIP Investment Grade Bond Portfolio Sub-Account	Fidelity® VIP Government Money Market Portfolio Sub-Account	Fidelity® VIP Balanced Portfolio Sub-Account	Franklin Rising Dividends VIP Fund Sub-Account	Templeton Growth VIP Fund Sub-Account

$(383)	$(24,995)	$7,518	$34,497	$(859)	$(5,214)	$(3,116)
(836)	16,211	(5,293)	—	51,780	1,093	(3,745)
286	—	—	—	52,941	10,710	714
2,454	381,296	(2,990)	—	95,363	8,543	14,272

1,521	372,512	(765)	34,497	199,225	15,132	8,125

—	—	120	360	651	—	120
(1)	89,440	12,351	(19,538)	16,915	5,625	(1,138)
(4)	(17,170)	(20,570)	(58,381)	(137,691)	(318)	(32,673)
24	282	(3)	18	34	11	17
—	—	—	(27,973)	(27,958)	—	(119)
—	(2,238)	—	(17,679)	(1,389)	—	—

19	70,314	(8,102)	(123,193)	(149,438)	5,318	(33,793)

1,540	442,826	(8,867)	(88,696)	49,787	20,450	(25,668)

10,392	773,243	450,358	1,176,522	1,538,318	205,829	220,497

$11,932	$1,216,069	$441,491	$1,087,826	$1,588,105	$226,279	$194,829

B-25

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Janus Henderson VIT Global Research Portfolio Sub-Account	MFS® Investors Trust Series Sub-Account

Operations:
Net investment income (loss)	$(8,416)	$(11,239)
Net realized gain (loss) on security transactions	22,164	11,131
Net realized gain distributions	23,561	31,440
Change in unrealized appreciation (depreciation) during the period	94,961	30,445

Net increase (decrease) in net assets resulting from operations	132,270	61,777

Unit transactions:
Purchases	—	—
Net transfers	(1,850)	—
Surrenders for benefit payments and fees	(22,559)	(18,977)
Other transactions	76	34
Death benefits	—	—
Net annuity transactions	(2,410)	—

Net increase (decrease) in net assets resulting from unit transactions	(26,743)	(18,943)

Net increase (decrease) in net assets	105,527	42,834

Net assets:
Beginning of period	629,034	399,217

End of period	$734,561	$442,051

The accompanying notes are an integral part of these financial statements.

B-26

Invesco V.I. American Franchise Fund Sub-Account	MFS® Core Equity Portfolio Sub-Account	AB VPS Sustainable Global Thematic Portfolio Sub-Account	Davis Real Estate Portfolio Sub-Account	Gabelli Capital Asset Fund Sub-Account	Guardian All Cap Core VIP Fund Sub-Account	Guardian Balanced Allocation VIP Fund Sub-Account

$(14,745)	$(4,210)	$(7,560)	$278	$(426)	$(31,474)	$(28,113)
2,404	70,301	4,870	(798)	(1,233)	39,130	58,467
—	10,145	267	678	2,456	—	—
172,160	(39,202)	(641)	358	1,229	291,422	155,788

159,819	37,034	(3,064)	516	2,026	299,078	186,142

48	—	60	180	240	13,872	2,314
74,595	10,998	16,683	(5,671)	—	(102,571)	(20,605)
(17,003)	(8,392)	(593)	(1,686)	(5)	(121,020)	(258,681)
82	234	16	2	18	539	506
—	—	—	—	—	(10,028)	(32,507)
—	(3,203)	—	—	—	(7,400)	(10,300)

57,722	(363)	16,166	(7,175)	253	(226,608)	(319,273)

217,541	36,671	13,102	(6,659)	2,279	72,470	(133,131)

454,058	211,419	72,187	37,050	21,396	1,737,965	1,718,188

$671,599	$248,090	$85,289	$30,391	$23,675	$1,810,435	$1,585,057

B-27

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Guardian Core Fixed Income VIP Fund Sub-Account	Guardian Equity Income VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(29,283)	$(49,239)
Net realized gain (loss) on security transactions	7,400	99,462
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	18,956	181,730

Net increase (decrease) in net assets resulting from operations	(2,927)	231,953

Unit transactions:
Purchases	1,140	11,265
Net transfers	45,755	(38,874)
Surrenders for benefit payments and fees	(178,424)	(499,921)
Other transactions	135	426
Death benefits	(28,331)	(45,075)
Net annuity transactions	(24,606)	(37,269)

Net increase (decrease) in net assets resulting from unit transactions	(184,331)	(609,448)

Net increase (decrease) in net assets	(187,258)	(377,495)

Net assets:
Beginning of period	1,831,176	3,039,892

End of period	$1,643,918	$2,662,397

The accompanying notes are an integral part of these financial statements.

B-28

Guardian Integrated Research VIP Fund Sub-Account	Guardian Large Cap Disciplined Growth VIP Fund Sub-Account	Guardian Mid Cap Relative Value VIP Fund Sub-Account	Guardian Small Cap Core VIP Fund Sub-Account	Guardian Short Duration Bond VIP Fund Sub-Account	Guardian Strategic Large Cap Core VIP Fund Sub-Account	Guardian Select Mid Cap Core VIP Fund Sub-Account

$(33,212)	$(24,489)	$(985)	$(11,021)	$(12,285)	$(15,852)	$(36,756)
59,505	38,326	3,410	6,787	2,738	51,185	48,119
—	—	—	—	—	—	—
375,559	314,712	2,595	31,120	18,175	112,774	204,680

401,852	328,549	5,020	26,886	8,628	148,107	216,043

240	2,965	—	3,474	1,485	5,580	24,936
(117,615)	(146,974)	(16,683)	24,709	9,148	(41,862)	(26,841)
(94,462)	(74,495)	(6)	(40,227)	(42,657)	(188,266)	(470,565)
136	(3,742)	10	167	(1)	(1,009)	575
(238)	—	—	(25,215)	—	—	(15,123)
(4,553)	63,394	—	(2,760)	—	70,273	(24,111)

(216,492)	(158,852)	(16,679)	(39,852)	(32,025)	(155,284)	(511,129)

185,360	169,697	(11,659)	(12,966)	(23,397)	(7,177)	(295,086)

1,789,700	1,328,152	53,669	536,703	456,034	911,882	2,192,347

$1,975,060	$1,497,849	$42,010	$523,737	$432,637	$904,705	$1,897,261

B-29

The Guardian Insurance & Annuity Company, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended December 31, 2024

	Guardian Small- Mid Cap Core VIP Fund Sub-Account	Guardian Total Return Bond VIP Fund Sub-Account	Guardian U.S. Government Securities VIP Fund Sub-Account

Operations:
Net investment income (loss)	$(412)	$(12,483)	$(2,170)
Net realized gain (loss) on security transactions	157	(17,150)	(1,460)
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,253	29,720	3,536

Net increase (decrease) in net assets resulting from operations	998	87	(94)

Unit transactions:
Purchases	120	2,190	240
Net transfers	(1)	(2,996)	3,762
Surrenders for benefit payments and fees	(2,382)	(89,742)	(13,569)
Other transactions	14	(5)	(27)
Death benefits	—	(14,489)	—
Net annuity transactions	—	—	(8,595)

Net increase (decrease) in net assets resulting from unit transactions	(2,249)	(105,042)	(18,189)

Net increase (decrease) in net assets	(1,251)	(104,955)	(18,283)

Net assets:
Beginning of period	20,480	791,479	138,119

End of period	$19,229	$686,524	$119,836

The accompanying notes are an integral part of these financial statements.

B-30

Victory 500 Index VIP Series Sub-Account	Victory High Yield VIP Series Sub-Account	Victory RS International VIP Series Sub-Account	Victory RS Large Cap Alpha VIP Series Sub-Account	Victory RS Small Cap Growth Equity VIP Series Sub-Account	Victory Sophus Emerging Markets VIP Series Sub-Account	LVIP American Century Capital Appreciation Fund Sub-Account

$(14,246)	$81,986	$10,626	$(11,629)	$(14,909)	$3,660	$(11,851)
52,258	(8,820)	11,983	(9,751)	(47,383)	(47,439)	8,665
300,728	—	—	96,040	—	—	35,965
370,954	(3,988)	9,108	403,404	139,198	63,640	85,743

709,694	69,178	31,717	478,064	76,906	19,861	118,522

16,485	3,810	1,621	17,131	20,526	7,506	—
32,130	(23,659)	8,249	(24,316)	25,068	(4,420)	(23,779)
(221,765)	(108,090)	(32,783)	(331,118)	(133,833)	(117,432)	(9,624)
982	253	49	718	(258)	(415)	22
—	—	—	(21,017)	(46,211)	(8,605)	—
(28,243)	19,187	(2,380)	(24,194)	6,488	18,369	(2,424)

(200,411)	(108,499)	(25,244)	(382,796)	(128,220)	(104,997)	(35,805)

509,283	(39,321)	6,473	95,268	(51,314)	(85,136)	82,717

3,128,326	1,120,356	863,637	2,558,375	858,658	493,795	538,759

$3,637,609	$1,081,035	$870,110	$2,653,643	$807,344	$408,659	$621,476

B-31

THE GUARDIAN SEPARATE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS (December 31, 2025)

1. ORGANIZATION:

The Guardian Separate Account F (the “Account”) is a separate investment account established by The Guardian Insurance & Annuity Company, Inc. (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Delaware and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is wholly owned by subsidiary of Guardian Life Insurance Company of America.

The Account is comprised of the following Sub-Accounts:

Invesco V.I. Core Equity Fund**, Invesco V.I. Government Securities Fund, Invesco V.I. Main Street Mid Cap Fund®, Alger Capital Appreciation Portfolio, Fidelity® VIP Investment Grade Bond Portfolio, Fidelity® VIP Government Money Market Portfolio, Fidelity® VIP Balanced Portfolio, Franklin Rising Dividends VIP Fund, Templeton Growth VIP Fund, Janus Henderson VIT Global Research Portfolio, MFS® Investors Trust Series**, Invesco V.I. American Franchise Fund, MFS® Core Equity Portfolio, AB VPS Sustainable Global Thematic Portfolio, Davis Real Estate Portfolio, Gabelli Capital Asset Fund***, Guardian All Cap Core VIP Fund***, Guardian Balanced Allocation VIP Fund, Guardian Core Fixed Income VIP Fund, Guardian Equity Income VIP Fund**, Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Value Diversified VIP Fund (Formerly Guardian Small Cap Core VIP Fund), Guardian Short Duration Bond VIP Fund, Guardian Strategic Large Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund, Guardian Total Return Bond VIP Fund, Guardian U.S. Government/Credit VIP Fund (Formerly Guardian U.S. Government Securities VIP Fund), Victory 500 Index VIP Series*, Victory High Yield VIP Series*, Victory RS International VIP Series*, Victory RS Large Cap Alpha VIP Series**, Victory RS Small Cap Growth Equity VIP Series*, Victory Sophus Emerging Markets VIP Series*, LVIP American Century Capital Appreciation Fund.

* During 2025, this Sub-Account was liquidated.

** Effective April 25, 2025, the following Sub-Accounts were substituted with the Guardian Equity Income VIP Fund:

•	Invesco V.I. Core Equity Fund

•	MFS® Investors Trust Series

•	Victory RS Large Cap Alpha VIP Series

*** Effective April 25, 2025, the Gabelli Capital Asset Fund was substituted with the Guardian All Cap Core VIP Fund.

Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner’s unitized performance correlates with the share class associated with the contract owner’s product.

If a Fund is subject to a merger initiated by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund as of the effective date disclosed.

If the Sponsor Company initiates a fund substitution, the Sub-Account associated with the replaced Fund transfers, at fair value, its net assets to the Sub-Account invested in the successor Fund as of the effective date disclosed.

All such activity is presented as net interfund transfers due to corporate actions in the Statements of Changes in Net Assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, “Financial Services—Investment Companies.” The following is a summary of

B-32

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

a)	Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b)	Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)	Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)	Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e)	Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f)	Fair Value Measurements — The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g)	Accounting for Uncertain Tax Positions — Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

B-33

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

h)	The fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)	Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a current maximum annual fee of 1.45% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b)	Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying Statements of Changes in Net Assets.

c)	Administrative Charges — The Sponsor Company provides administrative services to the Account and receives a current maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

d)	Annual Maintenance Fees — An annual maintenance fee up to a maximum of $35 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

e)	Rider Charges — The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Earnings Benefit Rider (EBR) charges current maximum of 0.25%

Contract Anniversary Enhanced Death Benefit Rider (CAEDBR) charges current maximum of 0.25%

Asset Access (GMWB I) charges current maximum of 0.50%

Guaranteed Minimum Income Benefit Rider (GMIB) charges current maximum of 0.50%

Lifetime Asset Access charges current maximum of 0.60%

Lifetime Focus charges current maximum of 0.65%

Spousal Asset Access charges current maximum of 0.75%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f)	Transactions with Related Parties — The Sponsor and its affiliates may receive fees from funds for services provided.

B-34

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third-party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (*VCM*) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Mid Cap Relative Value VIP Fund

Guardian U.S. Government Securities VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small-Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisors, Inc., Fred Alger Management, Inc., AllianceBernstein LP, American Century Investment Management Inc., Davis Selected Advisors LP, Fidelity Management & Research Company, Franklin Advisers, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company, Prudential Investments, LLC, and Templeton Global Advisers Limited, , which compensate GIAC for administrative services provided. These fees range from 0.05% to 0.50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

The amount retained by GIAC in the Account is composed of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities. The income earned on the amounts retained by GIAC in the Account is reflected in “Mortality and expense risk charges” in the Statements of Operations.

B-35

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

4. PURCHASES AND SALES OF INVESTMENTS:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Invesco V.I. Core Equity Fund+	$—	$2,820
Invesco V.I. Government Securities Fund	$20,690	$38,957
Invesco V.I. Main Street Mid Cap Fund®	$1,257	$207
Alger Capital Appreciation Portfolio	$215,279	$296,114
Fidelity® VIP Investment Grade Bond Portfolio	$19,843	$44,681
Fidelity® VIP Government Money Market Portfolio	$6,606,983	$1,320,341
Fidelity® VIP Balanced Portfolio	$265,552	$181,836
Franklin Rising Dividends VIP Fund	$24,919	$4,369
Templeton Growth VIP Fund	$58,220	$47,515
Janus Henderson VIT Global Research Portfolio	$142,162	$147,024
MFS® Investors Trust Series+	$—	$421,288
Invesco V.I. American Franchise Fund	$159,572	$305,970
MFS® Core Equity Portfolio	$114,245	$92,589
AB VPS Sustainable Global Thematic Portfolio	$17,502	$32,480
Davis Real Estate Portfolio	$1,437	$8,608
Gabelli Capital Asset Fund+	$14,272	$22,839
Guardian All Cap Core VIP Fund+	$42,055	$214,800
Guardian Balanced Allocation VIP Fund	$130,232	$274,229
Guardian Core Fixed Income VIP Fund	$39,363	$237,439
Guardian Equity Income VIP Fund+	$3,010,436	$890,852
Guardian Integrated Research VIP Fund	$17,340	$215,834
Guardian Large Cap Disciplined Growth VIP Fund	$16,260	$122,295
Guardian Mid Cap Relative Value VIP Fund	$—	$708
Guardian Small Cap Value Diversified VIP Fund+	$7,010	$42,174
Guardian Short Duration Bond VIP Fund	$15,933	$70,255
Guardian Strategic Large Cap Core VIP Fund	$7,952	$157,720
Guardian Select Mid Cap Core VIP Fund	$40,014	$306,649
Guardian Small-Mid Cap Core VIP Fund	$58	$4,376
Guardian Total Return Bond VIP Fund	$42,131	$108,751
Guardian U.S. Government/Credit VIP Fund+	$1,238	$8,669
Victory 500 Index VIP Series+	$702,666	$4,009,611
Victory High Yield VIP Series+	$79,344	$1,140,237
Victory RS International VIP Series+	$85,332	$1,057,329
Victory RS Large Cap Alpha VIP Series+	$472,596	$2,605,265
Victory RS Small Cap Growth Equity VIP Series+	$26,969	$802,826
Victory Sophus Emerging Markets VIP Series+	$13,795	$471,726
LVIP American Century Capital Appreciation Fund	$97,865	$124,968

+	See Note 1 for additional information related to this Sub-Account.

5. CHANGES IN UNITS OUTSTANDING:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Core Equity Fund+	—	86	(86)
Invesco V.I. Government Securities Fund	587	2,322	(1,735)
Invesco V.I. Main Street Mid Cap Fund®	—	—	—
Alger Capital Appreciation Portfolio	110	3,147	(3,037)
Fidelity® VIP Investment Grade Bond Portfolio	384	2,816	(2,432)
Fidelity® VIP Government Money Market Portfolio	656,539	128,034	528,505

B-36

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity® VIP Balanced Portfolio	5,839	6,108	(269)
Franklin Rising Dividends VIP Fund	—	11	(11)
Templeton Growth VIP Fund	4,204	4,321	(117)
Janus Henderson VIT Global Research Portfolio	4,315	7,350	(3,035)
MFS® Investors Trust Series+	—	13,016	(13,016)
Invesco V.I. American Franchise Fund	4,966	11,277	(6,311)
MFS® Core Equity Portfolio	4,005	4,057	(52)
AB VPS Sustainable Global Thematic Portfolio	231	1,157	(926)
Davis Real Estate Portfolio	1	411	(410)
Gabelli Capital Asset Fund+	1	771	(770)
Guardian All Cap Core VIP Fund+	17,045	28,019	(10,974)
Guardian Balanced Allocation VIP Fund	13,367	22,384	(9,017)
Guardian Core Fixed Income VIP Fund	3,909	21,010	(17,101)
Guardian Equity Income VIP Fund+	279,171	84,733	194,438
Guardian Integrated Research VIP Fund	11,602	24,092	(12,490)
Guardian Large Cap Disciplined Growth VIP Fund	1,282	7,733	(6,451)
Guardian Mid Cap Relative Value VIP Fund	—	—	—
Guardian Small Cap Value Diversified VIP Fund+	689	3,242	(2,553)
Guardian Short Duration Bond VIP Fund	1,539	6,073	(4,534)
Guardian Strategic Large Cap Core VIP Fund	594	10,601	(10,007)
Guardian Select Mid Cap Core VIP Fund	3,919	24,724	(20,805)
Guardian Small-Mid Cap Core VIP Fund	8	420	(412)
Guardian Total Return Bond VIP Fund	4,736	11,156	(6,420)
Guardian U.S. Government/Credit VIP Fund+	135	709	(574)
Victory 500 Index VIP Series+	521	90,427	(89,906)
Victory High Yield VIP Series+	128	42,587	(42,459)
Victory RS International VIP Series+	497	44,320	(43,823)
Victory RS Large Cap Alpha VIP Series+	547	103,885	(103,338)
Victory RS Small Cap Growth Equity VIP Series+	3,626	26,398	(22,772)
Victory Sophus Emerging Markets VIP Series+	221	11,660	(11,439)
LVIP American Century Capital Appreciation Fund	6,901	9,874	(2,973)

+	See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Invesco V.I. Core Equity Fund	—	6	(6)
Invesco V.I. Government Securities Fund	332	4,007	(3,675)
Invesco V.I. Main Street Mid Cap Fund®	—	—	—
Alger Capital Appreciation Portfolio	1,198	340	858
Fidelity® VIP Investment Grade Bond Portfolio	1,208	1,828	(620)
Fidelity® VIP Government Money Market Portfolio	355	10,513	(10,158)
Fidelity® VIP Balanced Portfolio	540	5,173	(4,633)
Franklin Rising Dividends VIP Fund	149	8	141
Templeton Growth VIP Fund	21	1,726	(1,705)
Janus Henderson VIT Global Research Portfolio	183	1,520	(1,337)
MFS® Investors Trust Series	—	614	(614)
Invesco V.I. American Franchise Fund	2,311	1,197	1,114
MFS® Core Equity Portfolio	—	314	(314)
AB VPS Sustainable Global Thematic Portfolio	661	23	638
Davis Real Estate Portfolio	7	382	(375)
Gabelli Capital Asset Fund	8	—	8

B-37

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Guardian All Cap Core VIP Fund	1,464	21,487	(20,023)
Guardian Balanced Allocation VIP Fund	1,236	28,263	(27,027)
Guardian Core Fixed Income VIP Fund	6,421	22,431	(16,010)
Guardian Equity Income VIP Fund	2,384	51,432	(49,048)
Guardian Integrated Research VIP Fund	52	18,943	(18,891)
Guardian Large Cap Disciplined Growth VIP Fund	1,093	18,516	(17,423)
Guardian Mid Cap Relative Value VIP Fund	—	1,465	(1,465)
Guardian Small Cap Core VIP Fund	1,931	6,552	(4,621)
Guardian Short Duration Bond VIP Fund	1,141	4,323	(3,182)
Guardian Strategic Large Cap Core VIP Fund	455	17,687	(17,232)
Guardian Select Mid Cap Core VIP Fund	2,519	46,691	(44,172)
Guardian Small-Mid Cap Core VIP Fund	12	236	(224)
Guardian Total Return Bond VIP Fund	3,743	15,422	(11,679)
Guardian U.S. Government Securities VIP Fund	445	1,517	(1,072)
Victory 500 Index VIP Series	2,752	7,019	(4,267)
Victory High Yield VIP Series	584	5,581	(4,997)
Victory RS International VIP Series	1,203	2,370	(1,167)
Victory RS Large Cap Alpha VIP Series	773	15,303	(14,530)
Victory RS Small Cap Growth Equity VIP Series	1,154	4,933	(3,779)
Victory Sophus Emerging Markets VIP Series	209	3,418	(3,209)
LVIP American Century Capital Appreciation Fund	191	1,411	(1,220)

6. FINANCIAL HIGHLIGHTS:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Invesco V.I. Core Equity Fund+
2025♦	—	$34.861081 to $34.861081	$—	1.65% to 1.65%	—% to —%	(0.01)% to (0.01)%
2024	86	$34.863978 to $34.863978	$2,990	1.65% to 1.65%	0.40% to 0.40%	23.22% to 23.22%
2023	92	$28.293875 to $28.293875	$2,602	1.65% to 1.65%	0.48% to 0.48%	21.06% to 21.06%
2022	99	$23.371986 to $23.371986	$2,310	1.65% to 1.65%	0.63% to 0.63%	(22.06)% to (22.06)%
2021	106	$29.986865 to $29.986865	$3,164	1.65% to 1.65%	0.45% to 0.45%	25.28% to 25.28%

Invesco V.I. Government Securities Fund
2025	28,180	$13.564757 to $14.450042	$405,312	1.65% to 1.90%	3.10% to 3.16%	5.34% to 5.60%
2024	29,915	$12.877356 to $13.683498	$407,079	1.65% to 1.90%	2.50% to 2.50%	(0.21)% to 0.04%
2023	33,567	$12.904621 to $13.678102	$456,951	1.65% to 1.90%	4.07% to 4.07%	2.64% to 2.90%
2022	39,051	$12.572613 to $13.292877	$517,058	1.65% to 1.90%	3.97% to 3.97%	(11.99)% to (11.77)%
2021	41,310	$14.285633 to $15.066263	$619,778	1.65% to 1.90%	4.65% to 4.65%	(4.12)% to (3.88)%

B-38

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Invesco V.I. Main Street Mid Cap Fund®
2025	416	$30.731988 to $30.731988	$12,782	1.65% to 1.65%	0.11% to 0.11%	7.17% to 7.17%
2024	416	$28.675811 to $28.675811	$11,932	1.65% to 1.65%	0.12% to 0.12%	14.87% to 14.87%
2023	416	$24.964688 to $24.964688	$10,392	1.65% to 1.65%	0.04% to 0.04%	12.26% to 12.26%
2022	416	$22.237295 to $22.237295	$9,262	1.65% to 1.65%	0.07% to 0.07%	(15.86)% to (15.86)%
2021	417	$26.429874 to $26.429874	$11,013	1.65% to 1.65%	0.26% to 0.26%	20.84% to 20.84%

Alger Capital Appreciation Portfolio
2025	16,856	$70.576165 to $75.181685	$1,310,163	1.65% to 1.90%	—% to —%	30.36% to 30.68%
2024	19,893	$54.140343 to $57.529319	$1,216,069	1.65% to 1.90%	—% to —%	45.32% to 45.69%
2023	18,933	$37.254890 to $39.487753	$768,711	1.65% to 1.90%	—% to —%	40.42% to 40.77%
2022	38,190	$26.530646 to $28.050504	$1,102,367	1.65% to 1.90%	—% to —%	(37.73)% to (37.57)%
2021	38,153	$42.602702 to $44.930509	$1,769,851	1.65% to 1.90%	—% to —%	16.87% to 17.16%

Fidelity® VIP Investment Grade Bond Portfolio
2025	31,509	$13.679739 to $13.679739	$431,029	1.65% to 1.65%	3.42% to 3.42%	5.17% to 5.17%
2024	33,941	$13.007525 to $13.007525	$441,491	1.65% to 1.65%	3.34% to 3.34%	(0.18)% to (0.18)%
2023	34,561	$13.030647 to $13.030647	$450,358	1.65% to 1.65%	2.50% to 2.50%	4.25% to 4.25%
2022	28,328	$12.498850 to $12.498850	$354,062	1.65% to 1.65%	1.92% to 1.92%	(14.64)% to (14.64)%
2021	39,155	$14.642880 to $14.642880	$573,349	1.65% to 1.65%	1.83% to 1.83%	(2.53)% to (2.53)%

Fidelity® VIP Government Money Market Portfolio
2025	639,621	$9.505067 to $10.027957	$6,374,468	1.65% to 2.15%	3.67% to 3.79%	1.65% to 2.16%
2024	111,116	$9.350802 to $9.815952	$1,087,826	1.65% to 2.15%	4.78% to 4.79%	2.59% to 3.11%
2023	120,932	$9.114632 to $9.520130	$1,148,695	1.65% to 2.15%	4.54% to 4.54%	2.39% to 2.91%
2022	115,165	$8.901681 to $9.251287	$1,062,973	1.65% to 2.15%	0.94% to 0.94%	(0.91)% to (0.42)%
2021	137,331	$8.983759 to $9.289962	$1,273,567	1.65% to 2.15%	0.01% to 0.01%	(2.14)% to (1.65)%

Fidelity® VIP Balanced Portfolio
2025	46,528	$34.291896 to $38.913287	$1,782,330	1.65% to 2.15%	1.61% to 1.64%	12.50% to 13.06%
2024	46,797	$30.481656 to $34.416933	$1,588,105	1.65% to 2.15%	1.71% to 1.71%	13.15% to 13.72%
2023	51,400	$26.939008 to $30.264667	$1,536,079	1.65% to 2.15%	1.53% to 1.53%	18.64% to 19.24%
2022	57,576	$22.705942 to $25.381688	$1,445,176	1.65% to 2.15%	1.04% to 1.04%	(19.94)% to (19.54)%
2021	61,590	$28.360305 to $31.543979	$1,922,882	1.65% to 2.15%	0.72% to 0.72%	15.47% to 16.05%

Franklin Rising Dividends VIP Fund
2025	5,696	$43.599279 to $43.599279	$248,350	1.65% to 1.65%	0.81% to 0.81%	9.96% to 9.96%
2024	5,707	$39.648496 to $39.648496	$226,279	1.65% to 1.65%	1.01% to 1.01%	8.96% to 8.96%
2023	5,566	$36.389037 to $36.389037	$202,535	1.65% to 1.65%	0.90% to 0.90%	10.23% to 10.23%
2022	7,159	$33.012028 to $33.012028	$236,320	1.65% to 1.65%	0.82% to 0.82%	(12.04)% to (12.04)%
2021	6,728	$37.532435 to $37.532435	$252,514	1.65% to 1.65%	0.88% to 0.88%	24.70% to 24.70%

Templeton Growth VIP Fund
2025	9,894	$21.480553 to $24.184982	$234,565	1.65% to 2.15%	0.87% to 0.88%	21.18% to 21.79%
2024	10,011	$17.725999 to $19.858145	$194,829	1.65% to 2.15%	0.93% to 0.93%	3.14% to 3.66%
2023	11,716	$17.185774 to $19.156522	$219,647	1.65% to 2.15%	3.41% to 3.41%	18.42% to 19.02%
2022	12,914	$14.512195 to $16.095615	$203,691	1.65% to 2.15%	0.16% to 0.16%	(13.40)% to (12.96)%
2021	14,154	$16.756971 to $18.492476	$257,090	1.65% to 2.15%	1.10% to 1.10%	2.63% to 3.14%

Janus Henderson VIT Global Research Portfolio
2025	35,172	$21.447886 to $22.847674	$802,481	1.65% to 1.90%	0.37% to 0.42%	18.32% to 18.61%
2024	38,207	$18.127393 to $19.262212	$734,561	1.65% to 1.90%	0.60% to 0.60%	20.93% to 21.23%
2023	39,544	$14.990354 to $15.888863	$626,993	1.65% to 1.90%	0.76% to 0.76%	24.08% to 24.39%
2022	44,486	$12.081539 to $12.773696	$567,219	1.65% to 1.90%	1.47% to 1.47%	(21.13)% to (20.93)%
2021	51,659	$15.318824 to $16.155919	$833,292	1.65% to 1.90%	0.35% to 0.35%	15.57% to 15.86%

MFS® Investors Trust Series+
2025♦	—	$32.335709 to $34.391143	$—	1.65% to 1.90%	—% to —%	0.02% to 0.11%
2024	13,016	$32.328970 to $34.352620	$442,051	1.65% to 1.90%	0.46% to 0.47%	16.96% to 17.25%
2023	13,630	$27.641207 to $29.297813	$394,498	1.65% to 1.90%	0.48% to 0.48%	16.42% to 16.71%
2022	14,891	$23.742978 to $25.103054	$369,622	1.65% to 1.90%	0.39% to 0.39%	(18.27)% to (18.06)%
2021	15,743	$27.544049 to $30.636171	$473,306	1.65% to 2.15%	0.42% to 0.42%	23.80% to 24.43%

B-39

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Invesco V.I. American Franchise Fund
2025	22,807	$21.608443 to $23.018741	$540,456	1.65% to 1.90%	—% to —%	9.55% to 9.82%
2024	29,118	$19.724733 to $20.959558	$671,599	1.65% to 1.90%	—% to —%	32.33% to 32.66%
2023	28,004	$14.905842 to $15.799305	$451,939	1.65% to 1.90%	—% to —%	38.26% to 38.61%
2022	35,886	$10.781024 to $11.398699	$412,353	1.65% to 1.90%	—% to —%	(32.42)% to (32.25)%
2021	42,491	$15.952588 to $16.824352	$716,654	1.65% to 1.90%	—% to —%	9.81% to 10.08%

MFS® Core Equity Portfolio
2025	8,455	$30.384624 to $32.367474	$272,054	1.65% to 1.90%	0.23% to 0.23%	10.10% to 10.37%
2024	8,507	$27.597587 to $29.325096	$248,090	1.65% to 1.90%	0.39% to 0.39%	17.60% to 17.89%
2023	8,524	$23.467965 to $24.874482	$210,881	1.65% to 1.90%	0.32% to 0.32%	20.47% to 20.77%
2022	9,197	$19.480476 to $20.596416	$188,522	1.65% to 1.90%	0.08% to 0.08%	(19.05)% to (18.84)%
2021	11,370	$24.064077 to $25.378935	$286,448	1.65% to 1.90%	0.28% to 0.28%	22.69% to 23.00%

AB VPS Sustainable Global Thematic Portfolio
2025	2,566	$24.726802 to $26.237285	$64,537	1.65% to 1.90%	—% to —%	4.02% to 4.28%
2024	3,492	$23.771399 to $25.160481	$85,289	1.65% to 1.90%	—% to —%	3.95% to 4.21%
2023	2,854	$22.868463 to $24.144096	$66,553	1.65% to 1.90%	0.03% to 0.03%	13.51% to 13.80%
2022	3,119	$20.146110 to $21.216728	$64,210	1.65% to 1.90%	—% to —%	(28.55)% to (28.37)%
2021	4,968	$28.195088 to $29.619152	$144,517	1.65% to 1.90%	—% to —%	20.25% to 20.55%

Davis Real Estate Portfolio
2025	1,043	$19.391233 to $19.391233	$20,223	1.65% to 1.65%	2.40% to 2.40%	(7.27)% to (7.27)%
2024	1,453	$20.910453 to $20.910453	$30,391	1.65% to 1.65%	1.94% to 1.94%	3.18% to 3.18%
2023	1,828	$20.265170 to $20.265170	$37,050	1.65% to 1.65%	2.40% to 2.40%	8.83% to 8.83%
2022	2,144	$18.620621 to $18.620621	$39,914	1.65% to 1.65%	1.68% to 1.68%	(28.01)% to (28.01)%
2021	2,252	$25.865298 to $25.865298	$58,251	1.65% to 1.65%	1.19% to 1.19%	39.65% to 39.65%

Gabelli Capital Asset Fund+
2025♦	—	$29.408773 to $29.408773	$—	1.65% to 1.65%	0.10% to 0.10%	(4.29)% to (4.29)%
2024	770	$30.727933 to $30.727933	$23,675	1.65% to 1.65%	0.67% to 0.67%	9.46% to 9.46%
2023	762	$28.071177 to $28.071177	$21,396	1.65% to 1.65%	0.53% to 0.53%	10.01% to 10.01%
2022	404	$25.516161 to $25.516161	$10,308	1.65% to 1.65%	0.44% to 0.44%	(14.36)% to (14.36)%
2021	404	$29.793935 to $29.793935	$12,045	1.65% to 1.65%	0.45% to 0.45%	18.50% to 18.50%

Guardian All Cap Core VIP Fund+
2025	142,080	$12.937525 to $13.074395	$1,855,163	1.65% to 1.90%	—% to —%	10.13% to 10.40%
2024	153,054	$11.747899 to $11.842520	$1,810,435	1.65% to 1.90%	—% to —%	17.82% to 18.11%
2023	172,755	$9.971269 to $10.026396	$1,730,813	1.65% to 1.90%	—% to —%	20.61% to 20.91%
2022	210,362	$8.267670 to $8.292602	$1,743,636	1.65% to 1.90%	—% to —%	(19.11)% to (18.90)%
2021♦	200,131	$10.220336 to $10.225518	$2,046,322	1.65% to 1.90%	—% to —%	2.20% to 2.26%

Guardian Balanced Allocation VIP Fund
2025	121,694	$13.232462 to $13.478958	$1,638,541	1.65% to 2.15%	—% to —%	10.51% to 11.06%
2024	130,711	$11.973946 to $12.136125	$1,585,057	1.65% to 2.15%	—% to —%	11.37% to 11.93%
2023	157,738	$10.751282 to $10.842356	$1,709,452	1.65% to 2.15%	—% to —%	15.35% to 15.92%
2022♦	186,339	$9.320943 to $9.352959	$1,742,524	1.65% to 2.15%	—% to —%	(6.79)% to (6.47)%

Guardian Core Fixed Income VIP Fund
2025	150,061	$10.223527 to $10.318327	$1,547,010	1.65% to 1.90%	—% to —%	4.59% to 4.85%
2024	167,162	$9.774804 to $9.840792	$1,643,918	1.65% to 1.90%	—% to —%	(0.45)% to (0.20)%
2023	172,915	$9.818669 to $9.860168	$1,704,241	1.65% to 1.90%	—% to —%	3.52% to 3.78%
2022♦	203,537	$9.484997 to $9.501279	$1,933,474	1.65% to 1.90%	—% to —%	(5.15)% to (4.99)%

Guardian Equity Income VIP Fund+
2025	424,144	$12.853811 to $13.093250	$5,548,231	1.65% to 2.15%	—% to —%	12.30% to 12.87%
2024	229,706	$11.445509 to $11.600526	$2,662,397	1.65% to 2.15%	—% to —%	7.71% to 8.26%
2023	277,034	$10.625924 to $10.715922	$2,967,231	1.65% to 2.15%	—% to —%	5.11% to 5.64%
2022♦	343,543	$10.109227 to $10.143955	$3,484,058	1.65% to 2.15%	—% to —%	1.09% to 1.44%

Guardian Integrated Research VIP Fund
2025	146,320	$13.884551 to $14.031500	$2,052,316	1.65% to 1.90%	—% to —%	12.48% to 12.76%
2024	158,810	$12.344304 to $12.443799	$1,975,060	1.65% to 1.90%	—% to —%	23.46% to 23.77%
2023	177,600	$9.998305 to $10.053631	$1,784,740	1.65% to 1.90%	—% to —%	21.95% to 22.26%
2022	207,154	$8.198548 to $8.223308	$1,702,935	1.65% to 1.90%	—% to —%	(22.63)% to (22.43)%
2021♦	44,068	$10.596365 to $10.601742	$467,198	1.65% to 1.90%	—% to —%	5.96% to 6.02%

B-40

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Guardian Large Cap Disciplined Growth VIP Fund
2025	115,876	$13.813697 to $14.107606	$1,631,633	1.65% to 2.15%	—% to —%	14.49% to 15.06%
2024	122,327	$12.065679 to $12.260905	$1,497,849	1.65% to 2.15%	—% to —%	26.04% to 26.68%
2023	117,567	$9.572754 to $9.678960	$1,136,830	1.65% to 2.15%	—% to —%	38.85% to 39.55%
2022	142,738	$6.894225 to $6.935917	$989,533	1.65% to 2.15%	—% to —%	(32.98)% to (32.64)%
2021♦	135,654	$10.286130 to $10.296580	$1,396,709	1.65% to 2.15%	—% to —%	2.86% to 2.97%

Guardian Mid Cap Relative Value VIP Fund
2025	3,639	$11.991053 to $11.991053	$43,630	1.65% to 1.65%	—% to —%	3.87% to 3.87%
2024	3,639	$11.544192 to $11.544192	$42,010	1.65% to 1.65%	—% to —%	9.80% to 9.80%
2023	5,104	$10.514285 to $10.514285	$53,669	1.65% to 1.65%	—% to —%	7.31% to 7.31%
2022♦	5,107	$9.797605 to $9.797605	$50,034	1.65% to 1.65%	—% to —%	(2.02)% to (2.02)%

Guardian Small Cap Value Diversified VIP Fund+
2025	47,994	$10.680500 to $10.879529	$521,473	1.65% to 2.15%	—% to —%	4.38% to 4.91%
2024	50,547	$10.232134 to $10.370767	$523,737	1.65% to 2.15%	—% to —%	5.26% to 5.79%
2023	54,548	$9.720601 to $9.802960	$534,447	1.65% to 2.15%	—% to —%	14.45% to 15.02%
2022♦	56,917	$8.493368 to $8.522562	$484,983	1.65% to 2.15%	—% to —%	(15.07)% to (14.77)%

Guardian Short Duration Bond VIP Fund
2025	37,955	$10.456565 to $10.553521	$400,349	1.65% to 1.90%	—% to —%	3.36% to 3.62%
2024	42,489	$10.116819 to $10.185093	$432,637	1.65% to 1.90%	—% to —%	2.73% to 2.99%
2023	45,671	$9.847737 to $9.889350	$451,475	1.65% to 1.90%	—% to —%	2.12% to 2.38%
2022♦	48,859	$9.642927 to $9.659475	$471,876	1.65% to 1.90%	—% to —%	(3.57)% to (3.41)%

Guardian Strategic Large Cap Core VIP Fund
2025	61,515	$13.623971 to $13.913789	$855,645	1.65% to 2.15%	—% to —%	9.37% to 9.92%
2024	71,522	$12.456527 to $12.658027	$904,705	1.65% to 2.15%	—% to —%	17.16% to 17.75%
2023	68,250	$10.631619 to $10.749513	$733,184	1.65% to 2.15%	—% to —%	17.58% to 18.17%
2022	81,880	$9.041805 to $9.096429	$744,594	1.65% to 2.15%	—% to —%	(12.00)% to (11.56)%
2021♦	95,381	$10.274894 to $10.285325	$980,963	1.65% to 2.15%	—% to —%	2.75% to 2.85%

Guardian Select Mid Cap Core VIP Fund
2025	156,433	$11.395774 to $11.638215	$1,816,329	1.65% to 2.15%	—% to —%	7.99% to 8.53%
2024	177,238	$10.552960 to $10.723675	$1,897,261	1.65% to 2.15%	—% to —%	10.02% to 10.57%
2023	209,557	$9.592233 to $9.698599	$2,029,841	1.65% to 2.15%	—% to —%	13.81% to 14.39%
2022	232,998	$8.427937 to $8.478855	$1,974,184	1.65% to 2.15%	—% to —%	(16.02)% to (15.60)%
2021♦	186,249	$10.035924 to $10.046116	$1,870,897	1.65% to 2.15%	—% to —%	0.36% to 0.46%

Guardian Small-Mid Cap Core VIP Fund
2025	1,563	$9.726356 to $9.726356	$15,200	1.65% to 1.65%	—% to —%	(0.11)% to (0.11)%
2024	1,975	$9.737528 to $9.737528	$19,229	1.65% to 1.65%	—% to —%	4.56% to 4.56%
2023	2,199	$9.312949 to $9.312949	$20,480	1.65% to 1.65%	—% to —%	14.06% to 14.06%
2022	2,221	$8.165170 to $8.165170	$18,131	1.65% to 1.65%	—% to —%	(18.80)% to (18.80)%
2021♦	2,450	$10.056088 to $10.056088	$24,641	1.65% to 1.65%	—% to —%	0.56% to 0.56%

Guardian Total Return Bond VIP Fund
2025	73,441	$8.855173 to $9.043571	$663,426	1.65% to 2.15%	—% to —%	4.58% to 5.11%
2024	79,861	$8.467110 to $8.604079	$686,524	1.65% to 2.15%	—% to —%	(0.38)% to 0.12%
2023	91,540	$8.499547 to $8.593800	$786,242	1.65% to 2.15%	—% to —%	2.88% to 3.39%
2022	148,434	$8.262012 to $8.311928	$1,233,528	1.65% to 2.15%	—% to —%	(17.17)% to (16.76)%
2021♦	110,690	$9.975082 to $9.985206	$1,105,217	1.65% to 2.15%	—% to —%	(0.25)% to (0.15)%

Guardian U.S. Government/Credit VIP Fund+
2025	12,546	$9.504677 to $9.605272	$120,196	1.65% to 1.90%	—% to —%	4.70% to 4.96%
2024	13,120	$9.077971 to $9.151127	$119,836	1.65% to 1.90%	—% to —%	(0.20)% to 0.05%
2023	14,153	$9.095820 to $9.146141	$129,293	1.65% to 1.90%	—% to —%	2.06% to 2.32%
2022	15,332	$8.911802 to $8.938702	$136,964	1.65% to 1.90%	—% to —%	(10.01)% to (9.79)%
2021♦	24,616	$9.903468 to $9.908500	$243,893	1.65% to 1.90%	—% to —%	(0.97)% to (0.92)%

Victory 500 Index VIP Series+
2025♦	—	$42.273769 to $45.010028	$—	1.65% to 1.90%	1.14% to 1.19%	9.20% to 9.42%
2024	89,906	$38.712226 to $41.135250	$3,637,609	1.65% to 1.90%	1.33% to 1.40%	22.59% to 22.90%
2023	92,861	$31.579016 to $33.471484	$3,060,379	1.65% to 1.90%	1.36% to 1.36%	24.54% to 24.85%
2022	97,363	$25.356756 to $26.809167	$2,572,448	1.65% to 1.90%	1.22% to 1.22%	(20.88)% to (20.68)%
2021	103,877	$30.389134 to $33.800546	$3,461,263	1.65% to 2.15%	1.30% to 1.30%	24.71% to 25.33%

B-41

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

	Units #	Unit Fair Value Lowest to Highest #	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio Lowest to Highest**	Total Return Ratio Lowest to Highest***

Victory High Yield VIP Series+
2025♦	—	$25.277388 to $26.913583	$—	1.65% to 1.90%	8.07% to 9.32%	4.78% to 4.99%
2024	42,459	$24.124388 to $25.634400	$1,081,035	1.65% to 1.90%	9.23% to 9.25%	6.36% to 6.63%
2023	46,574	$22.681280 to $24.040554	$1,112,980	1.65% to 1.90%	7.86% to 7.86%	9.30% to 9.58%
2022	51,371	$20.750490 to $21.939077	$1,120,666	1.65% to 1.90%	6.74% to 6.74%	(15.19)% to (14.98)%
2021	54,652	$24.467009 to $25.803761	$1,403,025	1.65% to 1.90%	5.59% to 5.59%	3.85% to 4.11%

Victory RS International VIP Series+
2025♦	—	$22.609065 to $24.072875	$—	1.65% to 1.90%	2.34% to 2.36%	19.30% to 19.54%
2024	43,823	$18.951606 to $20.138150	$870,110	1.65% to 1.90%	2.95% to 3.00%	3.50% to 3.76%
2023	43,335	$18.310893 to $19.408531	$829,430	1.65% to 1.90%	2.72% to 2.72%	17.75% to 18.05%
2022	47,352	$15.550626 to $16.441621	$767,681	1.65% to 1.90%	2.53% to 2.53%	(17.41)% to (17.20)%
2021	55,381	$17.852616 to $19.857029	$1,085,688	1.65% to 2.15%	1.91% to 1.91%	11.92% to 12.48%

Victory RS Large Cap Alpha VIP Series+
2025♦	—	$23.528478 to $25.024271	$—	1.65% to 1.90%	1.50% to 1.58%	(3.27)% to (3.18)%
2024	103,338	$24.323916 to $25.846683	$2,653,643	1.65% to 1.90%	1.25% to 1.31%	19.23% to 19.53%
2023	116,886	$20.400298 to $21.623104	$2,512,031	1.65% to 1.90%	1.16% to 1.16%	11.54% to 11.82%
2022	155,795	$18.290155 to $19.338025	$2,995,003	1.65% to 1.90%	1.54% to 1.54%	(6.15)% to (5.91)%
2021	157,397	$19.487718 to $20.552662	$3,215,747	1.65% to 1.90%	1.14% to 1.14%	21.15% to 21.46%

Victory RS Small Cap Growth Equity VIP Series+
2025♦	—	$29.975976 to $33.982766	$—	1.65% to 2.15%	0.50% to 0.51%	(5.58)% to (5.20)%
2024	22,772	$31.747420 to $35.846570	$807,344	1.65% to 2.15%	—% to —%	9.42% to 9.97%
2023	25,179	$29.013594 to $32.595703	$812,634	1.65% to 2.15%	—% to —%	17.83% to 18.42%
2022	45,097	$24.623342 to $27.525329	$1,234,320	1.65% to 2.15%	—% to —%	(37.72)% to (37.41)%
2021	42,803	$39.538019 to $43.976748	$1,866,693	1.65% to 2.15%	—% to —%	(12.35)% to (11.91)%

Victory Sophus Emerging Markets VIP Series+
2025♦	—	$38.031010 to $40.492772	$—	1.65% to 1.90%	1.44% to 1.46%	11.73% to 11.95%
2024	11,439	$34.039124 to $36.169759	$408,659	1.65% to 1.90%	2.27% to 2.69%	3.24% to 3.50%
2023	12,564	$32.971403 to $34.947385	$433,657	1.65% to 1.90%	3.15% to 3.15%	8.93% to 9.20%
2022	13,539	$30.268081 to $32.001851	$428,486	1.65% to 1.90%	0.77% to 0.77%	(23.93)% to (23.74)%
2021	14,349	$39.791478 to $41.965484	$596,190	1.65% to 1.90%	0.86% to 0.86%	(6.23)% to (5.99)%

LVIP American Century Capital Appreciation Fund
2025	14,106	$36.232145 to $38.596849	$540,785	1.65% to 1.90%	—% to —%	4.70% to 4.96%
2024	17,079	$34.606107 to $36.772559	$621,476	1.65% to 1.90%	—% to —%	22.61% to 22.92%
2023	18,148	$28.224588 to $29.916379	$537,690	1.65% to 1.90%	—% to —%	18.41% to 18.70%
2022	21,276	$23.837276 to $25.202938	$530,382	1.65% to 1.90%	—% to —%	(29.47)% to (29.30)%
2021	24,021	$33.798431 to $35.645345	$847,487	1.65% to 1.90%	—% to —%	9.05% to 9.33%

*	Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***	Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
#	Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
+	See Note 1 for additional information related to this Sub-Account.

B-42

The Guardian Separate Account F

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (continued)

♦	Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. SUBSEQUENT EVENTS:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

B-43

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account F

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of The Guardian Separate Account F indicated in the table below (other than the Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, Gabelli Capital Asset Fund, Invesco V.I. Core Equity Fund, and MFS® Investors Trust Series, which do not present a statement of assets and liabilities) as of December 31, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of The Guardian Separate Account F (other than the Victory RS Large Cap Alpha VIP Series, Victory 500 Index VIP Series, Victory High Yield VIP Series, Victory RS Small Cap Growth Equity VIP Series, Victory RS International VIP Series, Victory Sophus Emerging Markets VIP Series, Gabelli Capital Asset Fund, Invesco V.I. Core Equity Fund, and MFS® Investors Trust Series, which do not present a statement of assets and liabilities) as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(2)

Victory 500 Index VIP Series(4)

Victory High Yield VIP Series(4)

Victory RS Small Cap Growth Equity VIP Series(4)

Victory RS International VIP Series(4)

Victory Sophus Emerging Markets VIP Series(3)

Gabelli Capital Asset Fund(2)

Invesco V.I. American Franchise Fund(1)

Invesco V.I. Government Securities Fund(1)

Invesco V.I. Main Street Mid Cap Fund®(1)

Invesco V.I. Core Equity Fund(2)

Alger Capital Appreciation Portfolio(1)

AB VPS Sustainable Global Thematic Portfolio(1)

LVIP American Century Capital Appreciation Fund(1)

Templeton Growth VIP Fund(1)

Davis Real Estate Portfolio(1)

Fidelity® VIP Balanced Portfolio(1)

Fidelity® VIP Investment Grade Bond Portfolio(1)

Fidelity® VIP Government Money Market Portfolio(1)

Franklin Rising Dividends VIP Fund(1)

Janus Henderson VIT Global Research Portfolio(1)

MFS® Core Equity Portfolio(1)

MFS® Investors Trust Series(2)

Guardian Integrated Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Mid Cap Relative Value VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small-Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Small Cap Value Diversified VIP Fund(1)

Guardian U.S. Government/Credit VIP Fund(1)

Guardian Equity Income VIP Fund(1)

(1)	Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024.
(2)	Statement of operations for the period January 1, 2025, through April 25, 2025 (date of substitution) and statement of changes in net assets for the period January 1, 2025, through April 25, 2025 (date of substitution) and the year ended December 31, 2024.
(3)	Statement of operations for the period January 1, 2025, through June 27, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through June 27, 2025 (date of liquidation) and the year ended December 31, 2024.
(4)	Statement of operations for the period January 1, 2025, through August 29, 2025 (date of liquidation) and statement of changes in net assets for the period January 1, 2025, through August 29, 2025 (date of liquidation) and the year ended December 31, 2024.

B-44

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of The Guardian Separate Account F based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of The Guardian Separate Account F in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2026

We have served as the auditor of one or more of the sub-accounts of The Guardian Separate Account F since 2000.

B-45